Related Party Transactions	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Company in 2023 and 2022 consisted of:

Related Party	Relationship with the Company
Xiao Feng Yang	Chairman of the Board
Raymond Ming Hui Lin	CEO of the Company
Economic Modeling Information Technology Co., Ltd. (“EMIT”)	Equity investee of the Company
Beijing Bright Technology Co., Ltd (“Beijing Bright”)	Noncontrolling interest shareholder of JAJI China
UniDev	Equity investee of the Company
Fuson Group Limited (“Fuson”)	Equity investee of the Company
MCT	Noncontrolling interest shareholder of MSCT

(a) Related party balances

The balances due from and due to related parties were as follows:

	As of June 30,
	2023	2022
Due from related parties:
UniDev	$201,908	$44,341
Fuson	189,363	3,887
EMIT	-	226,421
Beijing Bright	-	102,993
Total	$391,271	$377,642

Due from related parties mainly represents loan provided to UniDey and Fuson and unreceived IT service fee from Fuson.

	As of June 30,
	2023	2022
Due to related parties:
UniDev	$19,445	$33,727
MCT	5,444	5,541
EMIT	-	27,616
Total	$24,889	$66,884

Due to related parties mainly represents the unpaid consulting service fee to UniDev and unpaid administrative fee to MCT.

(b)	Related party transactions

	For the year ended,
	2023	2022	2021
a) Consulting services provided to the related parties

UniDev	$-	$46,008	$-
EMIT	158	6,016	-
Fuson	57,418	-	-
CLPS Lihong	-	-	269,472
	$57,576	$52,024	$269,472

b) Services provided by the related parties
EMIT	$221,584	$157,762	$758,976
UniDev	269,966	34,995	-
Beijing Bright	99,208	142,487	604,033
	$590,758	$335,244	$1,363,009

c) Loans provided to the related parties
UniDev	$143,810	$-	$-
Fuson	130,402	-	-
EMIT	-	83,651	151,783
	$274,212	$83,651	$151,783
d) Repayment of loans from the related parties
EMIT	$204,211	$15,491	$-
	$204,211	$15,491	$-
e) Interest income received from the related parties
UniDev	$6,342	$-	$-
Fuson	1,518	-	-
EMIT	3,704	9,260	-
	$11,564	$9,260	$-
f) Rental income from the related party
Fuson	$10,718	$3,587	$-